Other Operating Income And Expenses(Table)	12 Months Ended
Dec. 31, 2019
Other Operating Income And Expenses Abstract [Abstract]
Other Operating Income And Expense Text Block [Text Block]

Details of other operating income and expenses for the years ended December 31, 2017, 2018 and 2019, are as follows:

	2017
	(In millions of Korean won)
Other operating income
Revenue related to available-for-sale financial assets
Gain on redemption of available-for-sale financial assets	￦	884
Gain on sale of available-for-sale financial assets		113,001

Sub-total		113,885

Revenue related to held-to-maturity financial assets
Gain on redemption of held-to-maturity financial assets		374

Sub-total		374

Gain on foreign exchange transactions		2,520,168
Dividend income		276,829
Others		325,745

Total other operating income		3,237,001

Other operating expenses
Expense related to available-for-sale financial assets
Loss on redemption of available-for-sale financial assets		1,403
Loss on sale of available-for-sale financial assets		174,543
Impairment on available-for-sale financial assets		47,917

Sub-total		223,863

Loss on foreign exchanges transactions		2,472,657
Others		1,442,371

Total other operating expenses		4,138,891

Net other operating expenses	￦	(901,890)

	2018
	(In millions of Korean won)
Other operating income
Revenue related to financial assets measured at fair value through other comprehensive income
Gain on redemption of financial assets measured at fair value through other comprehensive income	￦	259
Gain on sale of financial assets measured at fair value through other comprehensive income		134,875

Sub-total		135,134

Financial assets at amortized cost
Gain on sale of loans at amortized cost		46,877

Sub-total		46,877

Gain on foreign exchange transactions		1,600,161
Dividend income		83,930
Others		260,709

Total other operating income		2,126,811

Other operating expenses
Expense on redemption of financial assets measured at fair value through other comprehensive income
Losses on redemption of financial assets measured at fair value through other comprehensive income		17
Losses on sale of financial assets measured at fair value through other comprehensive income		35,864

Sub-total		35,881

Financial assets at amortized cost
Loss on sale of loans at amortized cost		9,006

Sub-total		9,006

Loss on foreign exchanges transactions		1,539,837
Others		1,672,123

Total other operating expenses		3,256,847

Net other operating expenses	￦	(1,130,036)

	2019
	(In millions of Korean won)
Other operating income
Revenue related to financial assets measured at fair value through other comprehensive income
Gain on redemption of financial assets measured at fair value through other comprehensive income	￦	796
Gain on sale of financial assets measured at fair value through other comprehensive income		222,371

Sub-total		223,167

Financial assets at amortized cost
Gain on sale of loans at amortized cost		80,746

Sub-total		80,746

Gain on foreign exchange transactions		2,183,703
Dividend income		54,768
Others		321,244

Total other operating income		2,863,628

Other operating expenses
Expense on redemption of financial assets measured at fair value through other comprehensive income
Losses on redemption of financial assets measured at fair value through other comprehensive income		—
Losses on sale of financial assets measured at fair value through other comprehensive income		16,975

Sub-total		16,975

Financial assets at amortized cost
Loss on sale of loans at amortized cost		19,439

Sub-total		19,439

Loss on foreign exchanges transactions		1,970,294
Others		1,920,244

Total other operating expenses		3,926,952

Net other operating expenses	￦	(1,063,324)